Organization and Operations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 440,385	$ 233,441
Working capital deficit	195,578	150,784
Net loss	67,114	101,495
Net cash flows provided by (used in) operating activities	6,688	(10,929)
Cash and cash equivalents	$ 29,340	$ 31,694